Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Interest income	$ 18,263	$ 18,027	$ 18,166	$ 17,905	$ 17,959	$ 18,295	$ 18,181	$ 17,915	$ 18,376	$ 18,919	$ 19,669	$ 19,216	$ 72,361	$ 72,350	$ 76,180
Net interest income	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492
Provision for loan losses	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	9,528	8,678	14,834
Earnings before income taxes	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	19,663	16,595	14,855
Net earnings	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Basic earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25
Diluted earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25